Loss Per Share - Schedule of Basic and Diluted Net (Loss) / Profit Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Net (Loss) / Profit Per Share [Abstract]
Net loss-continuing operations	$ (24,020,717)	$ (8,146,591)	$ (2,552,299)
Net loss / profit – discontinued operations		(532,698)	4,631
Total net loss	$ (24,020,717)	$ (8,679,289)	$ (2,547,668)
Weighted-average shares outstanding-Basic (in Shares)	892,314	209,822	22,317
Weighted-average shares outstanding-Diluted (in Shares)	892,314	209,822	22,317
-Basic earnings per share (in Dollars per share)	$ (26.92)	$ (41.37)	$ (114.16)
Diluted earnings per share (in Dollars per share)	$ (26.92)	$ (41.37)	$ (114.16)